Filed Pursuant to Rule 497(e)
Registration No. 33-06502

SUNAMERICA INCOME FUNDS

SunAmerica GNMA Fund

(the “Fund”)

Supplement dated November 12, 2014, to the Fund’s Prospectus dated August 1, 2014, as supplemented and amended

Effective November 10, 2014, the Fund reorganized into the SunAmerica U.S. Government Securities Fund, a series of SunAmerica Income Funds. Accordingly, the Fund’s shares are no longer offered for sale, and all references to the Fund in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP4_S5118IF_7-14

Filed Pursuant to Rule 497(e)
Registration No. 33-06502

SUNAMERICA INCOME FUNDS

SunAmerica GNMA Fund

(the “Fund”)

Supplement dated November 12, 2014, to the Fund’s

Statement of Additional Information dated August 1, 2014, as supplemented and amended

Effective November 10, 2014, the Fund reorganized into the SunAmerica U.S. Government Securities Fund, a series of SunAmerica Income Funds. Accordingly, the Fund’s shares are no longer offered for sale, and all references to the Fund in the Statement of Additional Information are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_S5118IF_7-14